Basis of preparation (Tables)	12 Months Ended
Dec. 31, 2023
Corporate information and statement of IFRS compliance [abstract]
Key accounting estimates and judgements

Key accounting estimates	Risk	Note(s)
Estimate of US sales deductions and provisions for sales rebates	High	2.1, 3.5
Estimate in determining the fair value of intangible assets and assessment of impairment of intangible assets	Medium	3.1
Estimate regarding deferred income tax assets and provision for uncertain tax positions	Medium	2.6
Estimate of ongoing legal disputes, litigation and investigations	Medium	3.5